LORD ABBETT FLOATING RATE HIGH INCOME FUND

90 Hudson Street

Jersey City, New Jersey 07302-3979

June 1, 2020

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0505

Re:	Lord Abbett Floating Rate High Income Fund
1940 Act File No. 811-23510

Ladies and Gentlemen:

We are filing today via EDGAR an Amendment to the Registration Statement on Form N-2 pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, on behalf of Lord Abbett Floating Rate High Income Fund, a Delaware statutory trust.

Pursuant to Section 6 of the Securities Act, we have calculated the registration fees and have transmitted such fees in the amount of $32,450.

Please direct any questions or comments regarding this filing to me at 201-827-2128 or, in my absence, to Pamela P. Chen at 201-827-2966. Thank you for your attention in this matter.

Very truly yours,

/s/John T. Fitzgerald
John T. Fitzgerald
Deputy General Counsel
Lord, Abbett & Co. LLC

cc:	Bryan Chegwidden
Ropes & Gray LLP